Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Sep. 30, 2011
Selected Quartelry Financial Data [Abstract]
Selected Quarterly Financial Data
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)
The following is a summary of the unaudited interim results of operations by quarter for the years ended September 30, 2011 and 2010:

Year Ended September 30, 2011	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(In thousands, except per share data)
Interest income	$165,590	$158,539	$161,531	$158,975
Interest expense	60,856	56,984	55,399	54,457
Net interest income	104,734	101,555	106,132	104,518
Provision for loan losses	26,000	30,750	21,000	15,354
Other operating income (REO expense)	(6,127)	2,866	(3,894)	(6,962)
Other operating expense	34,279	33,321	34,174	34,285
Income before income taxes	38,328	40,350	47,064	47,917
Income taxes	13,798	14,526	16,943	17,251
Net income	$24,530	$25,824	$30,121	$30,666
Basic earnings per share	$0.22	$0.23	$0.27	$0.28
Diluted earnings per share	0.22	0.23	0.27	0.28
Cash dividends per share	0.06	0.06	0.06	0.06
Return of average assets	0.73%	0.77%	0.90%	0.91%

Year Ended September 30, 2010	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(In thousands, except per share data)
Interest income	$165,670	$165,034	$167,371	$165,485
Interest expense	67,905	67,994	68,086	65,116
Net interest income	97,765	97,040	99,285	100,369
Provision for loan losses	69,750	63,423	20,736	26,000
Other operating income (REO expense)	11,518	74,419	(25,877)	(20,105)
Other operating expense	26,977	39,961	32,877	31,665
Income before income taxes	12,556	68,075	19,795	22,599
Income taxes	4,645	(14,036)	7,127	6,636
Net income	$7,911	$82,111	$12,668	$15,963
Basic earnings per share	$0.08	$0.73	$0.11	$0.14
Diluted earnings per share	0.07	0.73	0.11	0.14
Cash dividends per share	0.05	0.05	0.05	0.05
Return of average assets	0.25%	2.44%	0.37%	0.47%